Summary of Significant Accounting Policies - Concentration of Credit Risk and Other Risks and Uncertainties (Details)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark | Geographic Concentration Risk | Non-US
Concentration Risk [Line Items]
Concentration risk, percentage	75.00%	84.00%	62.00%	54.00%	65.00%		75.00%	64.00%	75.00%	61.00%	61.00%	38.00%
Revenue Benchmark | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	36.00%	51.00%	30.00%	0.00%	10.00%	19.00%	42.00%	14.00%	39.00%	10.00%	22.00%	27.00%
Revenue Benchmark | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	7.00%	5.00%	13.00%	27.00%	22.00%	22.00%	9.00%	22.00%	8.00%	24.00%	10.00%	15.00%
Revenue Benchmark | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%		10.00%	21.00%		8.00%			0.00%	10.00%	7.00%	12.00%
Accounts Receivable | Geographic Concentration Risk | Non-US
Concentration Risk [Line Items]
Concentration risk, percentage			41.00%				50.00%		49.00%		35.00%	35.00%